RELATED PARTY TRANSACTIONS (Details Narrative) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Interest income from related parties			¥ 153
Sale and Leaseback Transaction, Gain (Loss), Net	24,988
SYW [Member]
Related Party Transaction [Line Items]
Sale and Leaseback Transaction, Gain (Loss), Net	165,802
Payments for Rent	6,919
[custom:RentalExpense]	¥ 7,876
CAIO [Member]
Related Party Transaction [Line Items]
Amount borrowed from related party		¥ 118,000